Loans (Schedule of Movement in Liabilities Deriving from Financing Activities) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Balance as at January 1, 2020	€ 164,904
Changes from financing cash flows
Proceeds from issue of debentures	38,057	€ 22,317
Repayment of Debentures	(26,923)	(9,836)	€ (4,668)
Receipt of loans	111,357
Repayment of loans	(3,959)
Accrued interest	822
Transaction costs related to borrowings	(9,291)
Buy of the operation (see note 6D)	6,511
Total net financing cash flows	281,478
Effect of changes in foreign exchange rates	(585)
Balance as at December 31, 2020	280,893	164,904
Loans and borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1, 2020	93,320
Changes from financing cash flows
Proceeds from issue of debentures
Repayment of Debentures
Receipt of loans	111,357
Repayment of loans	(3,959)
Accrued interest	822
Transaction costs related to borrowings	(9,538)
Buy of the operation (see note 6D)	6,511
Total net financing cash flows	198,513
Effect of changes in foreign exchange rates	(344)
Balance as at December 31, 2020	198,169	93,320
Convertible debentures [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1, 2020	71,584
Changes from financing cash flows
Proceeds from issue of debentures	38,057
Repayment of Debentures	(26,923)
Receipt of loans
Repayment of loans
Accrued interest
Transaction costs related to borrowings	247
Buy of the operation (see note 6D)
Total net financing cash flows	82,965
Effect of changes in foreign exchange rates	(241)
Balance as at December 31, 2020	€ 82,724	€ 71,584